Borrowings - Short-Term Debt (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Short-term debt disclosures
Commercial paper	$ 304	$ 2,995
Short-term loans	971	161
Long-term debt - current maturities	7,522	7,051
Short-term Debt, Total	$ 8,797	$ 10,207
Commercial paper
Short-term debt disclosures
Weighted-average interest rates for short-term debt (as a percent)	1.60%	2.50%
Short-term loans
Short-term debt disclosures
Weighted-average interest rates for short-term debt (as a percent)	6.10%	4.30%